Cover	6 Months Ended
Sep. 30, 2026
Document Information [Line Items]
Document Type	6-K
Entity File Number	001-42438
Registrant Name	COINCHECK GROUP N.V.
Entity Address, Address Line One	Nieuwezijds Voorburgwal
Entity Address, Address Line Two	162
Entity Address, Postal Zip Code	1012 SJ
Entity Address, City or Town	Amsterdam
Amendment Flag	false
Central Index Key	0001913847
Current Fiscal Year End Date	--03-31
Document Period End Date	Sep. 30, 2026
Document Fiscal Year Focus	2027
Document Fiscal Period Focus	Q2